Leases (Schedule of Right-of-use Assets) (Details) - 6 months ended Jun. 30, 2021 € in Thousands, $ in Thousands	EUR (€)	USD ($)	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 17,209
Ending balance	22,944	$ 27,271
Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	355
Ending balance	262
Manara [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Ending balance	10,660
Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,085
Ending balance	1,048
Solar Spain 1 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,789
Ending balance	1,767
Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,517
Ending balance	7,789
Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,463
Ending balance	1,418
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17,737
Additions	10,666
Disposals	(4,543)
Effect of changes in exchange rates	125
Ending balance	23,985
Cost [member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	355
Additions	0
Disposals	0
Effect of changes in exchange rates	0
Ending balance	355
Cost [member] | Manara [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	10,666
Disposals	0
Effect of changes in exchange rates	100
Ending balance	10,766
Cost [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,235
Additions	0
Disposals	0
Effect of changes in exchange rates	0
Ending balance	1,235
Cost [member] | Solar Spain 1 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,789
Additions	0
Disposals	0
Effect of changes in exchange rates	0
Ending balance	1,789
Cost [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,686
Additions	0
Disposals	(4,526)
Effect of changes in exchange rates	0
Ending balance	8,160
Cost [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,672
Additions	0
Disposals	(17)
Effect of changes in exchange rates	25
Ending balance	1,680
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	528
Depreciation for the period	513
Additions	0
Disposals	0
Ending balance	1,041
Depreciation [Member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Depreciation for the period	93
Additions	0
Disposals	0
Ending balance	93
Depreciation [Member] | Manara [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Depreciation for the period	106
Additions	0
Disposals	0
Ending balance	106
Depreciation [Member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	150
Depreciation for the period	37
Additions	0
Disposals	0
Ending balance	187
Depreciation [Member] | Solar Spain 1 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Depreciation for the period	22
Additions	0
Disposals	0
Ending balance	22
Depreciation [Member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	169
Depreciation for the period	202
Additions	0
Disposals	0
Ending balance	371
Depreciation [Member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	209
Depreciation for the period	53
Additions	0
Disposals	0
Ending balance	€ 262

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)